Taxes - Schedule of Movement of Net Deferred Tax Liabilities and Assets (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Movement of Net Deferred Tax Liabilities and Assets [Abstract]
Balance at beginning of the period	$ (173,195)	$ (221,551)
(Provision) reversal	29,178	(6,493)
Foreign exchange difference	(5,188)	(945)
Balance at end of the period	$ (149,205)	$ (228,989)